Description Of Business And Basis Of Presentation (Details)	0 Months Ended	12 Months Ended													12 Months Ended					1 Months Ended
	Mar. 30, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Dec. 31, 2011 Discovery [Member]	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2011 East Texas System [Member]	Nov. 14, 2011 East Texas System [Member]	Apr. 30, 2009 East Texas System [Member]	Jul. 31, 2010 BP PLC [Member]	Dec. 31, 2011 Spectra Energy [Member]	Dec. 31, 2011 ConocoPhillips [Member]	Dec. 31, 2011 DCP Midstream, LLC [Member]	Jul. 31, 2010 DCP Midstream, LLC [Member]	Dec. 31, 2011 Black Lake [Member]	Jul. 31, 2010 Black Lake [Member]	Dec. 31, 2011 Collbran [Member]	Dec. 31, 2010 Collbran [Member]	Feb. 28, 2010 Collbran [Member]	Dec. 30, 2010 EE Group [Member]	Dec. 31, 2011 Investment In Greater Than 20% [Member]	Dec. 31, 2011 Investment In Less Than 20% [Member]
Business Acquisition [Line Items]
Ownership interest percentage	33.33%	33.33%		33.33%	40.00%																20.00%	20.00%
Previously acquired ownership interest	66.67%	33.33%	66.67%	66.67%		49.90%			25.10%	50.00%				5.00%		55.00%			5.00%
Ownership interest percentage							50.10%	50.10%	25.10%		50.00%	50.00%	27.00%				75.00%	75.00%
Ownership interest percentage	100.00%	100.00%													100.00%					100.00%